SHARE CAPITAL (Details Narrative) - CAD ($)		9 Months Ended		12 Months Ended
	Mar. 22, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of stock units issued for regulation financing				6,488,669
Stock units issued during period value regulation financing				$ 18,815,485
Share capital issuance, description				Each unit is comprised of one common share and one share purchase warrant. These warrants had a fair value of $0.57 USD allocated to them, have an exercise price of $3.55 USD per warrant, each convert to one common share, and have a life of two years
Warrant derivative liability				$ 8,261,511
Number of stock issued for private placement				5,095,966
Value of stock issued for private placement				$ 25,538,213
Number of share options granted in share-based payment arrangement				247,826
Weighted average exercise price of share options granted in share-based payment arrangement				$ 10.12
Adjustments for share-based payments		$ 2,450,649	$ 3,141,824
Weighted average remaining contractual life of outstanding share options		5 months 12 days		1 year 2 months 12 days
Warrants issued	1,200,000
Warrants held in escrow	900,000
Stock Options [member]
IfrsStatementLineItems [Line Items]
Adjustments for share-based payments		$ 159,775	1,393,247
Restricted Stock Units [member]
IfrsStatementLineItems [Line Items]
Number of accelerated vesting shares		603,547		323,661
Number of shares vested		1,820,972		124,999
Number of shares forfeited		57,667
Number of shares granted post consolidation				348,826
Expense from share-based payment transactions with employees		$ 2,290,874	$ 1,748,577
Employee [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement				30,000
Weighted average exercise price of share options granted in share-based payment arrangement				$ 13.20
Contractual life of exercisable share options				10 years
Consultant [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement				10,000
Weighted average exercise price of share options granted in share-based payment arrangement				$ 13.90
Contractual life of exercisable share options				5 years
Employees and Consultant [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement				182,000
Weighted average exercise price of share options granted in share-based payment arrangement				$ 10.15
Contractual life of exercisable share options				10 years
Employee One [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement				25,826
Weighted average exercise price of share options granted in share-based payment arrangement				$ 4.84
Contractual life of exercisable share options				5 years
Vital Intelligence Inc [member]
IfrsStatementLineItems [Line Items]
Share capital issuance, description				Each unit is comprised of one common share and one warrant. These warrants have an exercise price of $13.35 per warrant, each convert to one common share, and have a life of two years
Number of stock units issued for acquisition				1,200,000
Common Stock 1 [member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants		16,538		1,580,525
Value of stock issued for exercise of warrants		$ 74,227		$ 3,951,312
Number of stock issued for exercise of options		12,500		392,999
Value of stock issued for exercise of options		$ 26,875		$ 987,248
Number of stock issued for restricted share units		603,547		150,000
Number of shares issued				15,000
Common Stock 2 [member]
IfrsStatementLineItems [Line Items]
Number of stock issued for exercise of warrants				359,009
Value of stock issued for exercise of warrants				$ 978,478
Number of stock issued for exercise of options				12,500
Value of stock issued for exercise of options				$ 26,875
Number of stock issued for restricted share units				298,660
Number of shares issued				356,901